Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

	Shares		Value
LONG COMMON STOCKS - 49.09%
Aerospace & Defense - 0.33%
Aerojet Rocketdyne Holdings, Inc.	1,982		$103,143
CAE, Inc. (a)(b)	15		339
Cubic Corporation	744		45,518
General Dynamics Corporation	10		1,467
HEICO Corporation	230		27,080
Howmet Aerospace, Inc. (a)	2,152		52,896
Huntington Ingalls Industries, Inc.	10		1,573
Lockheed Martin Corporation	58		18,666
Teledyne Technologies, Inc. (a)	382		136,378
TransDigm Group, Inc. (a)	112		61,967
			449,027
Air Freight & Logistics - 0.37%
C.H. Robinson Worldwide, Inc.	1,491		127,570
DSV PANALPINA A/S (b)	234		36,510
FedEx Corporation (h)	224		52,716
Forward Air Corporation	1,369		98,144
Hub Group, Inc., Class A (a)	2,173		114,365
XPO Logistics, Inc. (a)	761		84,022
			513,327
Airlines - 0.35%
Alaska Air Group, Inc. (a)	348		16,993
Delta Air Lines, Inc. (a)	72		2,733
JetBlue Airways Corporation (a)	4,650		66,681
Southwest Airlines Company (a)	5,933		260,696
Spirit Airlines, Inc. (a)	447		11,595
United Airlines Holdings, Inc. (a)	2,919		116,731
			475,429
Auto Components - 0.06%
Adient plc - ADR (a)	797		25,735
Cooper Tire & Rubber Company	365		13,414
Dana, Inc. (a)	449		8,693
Lear Corporation	101		15,227
Luminar Technologies, Inc. (a)	135		4,414
Magna International, Inc. - ADR (b)	240		16,860
			84,343
Automobiles - 0.29%
Daimler AG - Reg (b)	660		46,354
General Motors Company (a)(h)	4,964		251,576
Tesla Motors, Inc. (a)	127		100,778
			398,708
Banks - 2.43%
Banco BPM SpA (a)(b)	16,072		35,351
Banco Santander SA (b)	1		2
Bank of America Corporation	6,170		182,940
BankUnited, Inc.	3,541		122,696
Banner Corporation	1,170		51,749
BPER Banca (b)	24,698		45,373
Cadence BanCorporation	2,083		37,327
CIT Group, Inc.	89		3,284
Citigroup, Inc.	508		29,459
Citizens Financial Group, Inc.	47		1,713
Commerzbank AG (b)	22,103		146,034
Fifth Third Bancorporation	5,070		146,675
FinecoBank Banca Fineco SpA (b)	7,795		121,210
First BanCorporation - ADR (b)	7,308		66,503
First Citizens BancShares, Inc., Class A	131		78,075
First Horizon Corporation	8,544		118,676
First Republic Bank	1,023		148,325
Huntington Bancshares, Inc.	6,197		81,955
International Bancshares Corporation	1,218		46,053
Intesa Sanpaolo SpA (b)	23,063		50,280
KBC Group NV (b)	1,540		107,391
KeyCorporation	3,041		51,271
National Australia Bank Ltd. (b)	2,390		42,841
OceanFirst Financial Corporation	2,066		37,519
PacWest Bancorporation	3,073		92,774
Pinnacle Financial Partners, Inc.	1,831		125,478
Prosperity Bancshares, Inc.	1,492		100,620
Signature Bank	875		144,541
Silvergate Capital Corporation, Class A (a)	2,215		206,128
Skandinaviska Enskilda Banken AB, Class A (b)	20,669		224,868
Sterling Bancorporation	76		1,403
Sumitomo Mitsui Financial Group, Inc. (b)	2,722		84,568
Truist Financial Corporation	31		1,487
Umpqua Holdings Corporation	5,219		75,728
Valley National Bancorporation	5,709		58,289
Webster Financial Corporation	32		1,496
Wells Fargo & Company (h)	4,740		141,631
Western Alliance Bancorp	1,170		79,771
Wintrust Financial Corporation	940		56,579
Zions Bancorporation	4,047		178,635
			3,326,698
Beverages - 0.70%
Brown-Forman Corporation, Class B	1,191		85,359
Coca-Cola European Partners plc (b)	4,981		231,467
Keurig Dr Pepper, Inc.	9,240		293,832
National Beverage Corporation	99		15,002
PepsiCo, Inc.	2,419		330,363
			956,023
Biotechnology - 1.11%
AbbVie, Inc.	504		51,650
ACADIA Pharmaceuticals, Inc. (a)	2,093		100,569
Acceleron Pharma, Inc. (a)	650		75,094
Albireo Pharma, Inc. (a)	223		8,177
Aldeyra Therapeutics, Inc. (a)	2,236		25,043
Alexion Pharmaceuticals, Inc. (a)	2,588		396,818
Applied Genetic Technologies Corporation (a)	267		1,052
Argenx SE - ADR (a)(b)	206		60,362
Arrowhead Pharmaceuticals, Inc. (a)	8		617
Ascendis Pharma A/S - ADR (a)(b)	107		16,066
Aurinia Pharmaceuticals, Inc.(a)(b)	407		6,801
Autolus Therapeutics plc (a)(b)	233		1,713
AVEO Pharmaceuticals, Inc. (a)	78		619
BELLUS Health, Inc. (a)(b)	526		1,699
Biohaven Pharmaceutical Holding Company Ltd. (a)	596		50,791
BioMarin Pharmaceutical, Inc. (a)	302		25,000
Bioxcel Therapeutics, Inc. (a)	307		14,220
Deciphera Pharmaceuticals, Inc. (a)	167		7,381
Dynavax Technologies Corporation (a)	448		2,827
Eiger BioPharmaceuticals, Inc. (a)	3,140		30,175
Epizyme, Inc. (a)	405		4,435
Esperion Therapeutics, Inc. (a)	198		6,235
Exact Sciences Corporation (a)	119		16,322
Exelixis, Inc. (a)	1,168		25,941
Fate Therapeutics, Inc. (a)	272		24,651
Galecto, Inc. (a)(b)	1,117		13,840
Galera Therapeutics, Inc. (a)	489		5,496
Global Blood Therapeutics, Inc. (a)	346		17,342
Heron Therapeutics, Inc. (a)	320		5,555
Incyte Corporation (a)	375		33,656
Insmed, Inc. (a)	381		14,322
Iovance Biotherapeutics, Inc. (a)	303		13,284
Karyopharm Therapeutics, Inc. (a)	472		7,189
Legend Biotech Corporation - ADR (a)	153		3,866
Merus NV (a)(b)	311		8,559
Mirati Therapeutics, Inc. (a)	15		3,080
Molecular Templates, Inc. (a)	444		5,084
Neurocrine Biosciences, Inc. (a)	560		61,460
Pandion Therapeutics, Inc. (a)	556		10,008
Passage Bio, Inc. (a)	309		5,766
Regeneron Pharmaceuticals, Inc. (a)	77		38,796
Rigel Pharmaceuticals, Inc. (a)	7,018		25,546
Rocket Pharmaceuticals, Inc. (a)	282		15,533
Sage Therapeutics, Inc. (a)	74		5,968
Sarepta Therapeutics, Inc. (a)	14		1,252
Seagen, Inc. (a)	322		52,895
Turning Point Therapeutics, Inc. (a)	89		11,169
Twist Bioscience Corporation (a)	30		4,936
UniQure NV (a)(b)	67		2,372
United Therapeutics Corporation (a)	295		48,327
Vertex Pharmaceuticals, Inc. (a)	643		147,298
Zymeworks, Inc. (a)(b)	255		8,624
			1,525,481
Building Products - 0.34%
Allegion plc (b)	12		1,284
The AZEK Company, Inc. (a)	320		12,765
Builders FirstSource, Inc. (a)	2,158		82,527
Carrier Global Corporation	3,062		117,887
Fortune Brands Home & Security, Inc.	1,428		123,165
Johnson Controls International plc	1,206		60,083
Owens Corning	340		26,384
Trane Technologies plc (b)	213		30,534
Trex Company, Inc. (a)	151		13,857
			468,486
Capital Markets - 0.38%
Brookfield Asset Management, Inc., Class A (b)	1,879		72,980
Eaton Vance Corporation	4,757		319,385
Franklin Resources, Inc.	75		1,972
The Goldman Sachs Group, Inc.	7		1,898
Morgan Stanley	164		10,996
State Street Corporation	26		1,820
UBS Group AG (b)	7,965		114,806
			523,857
Chemicals - 1.07%
Ashland Global Holdings, Inc.	1,431		114,466
CF Industries Holdings, Inc.	391		16,180
Covestro AG (b)	234		15,896
Danimer Scientific, Inc. (a)	5,205		221,212
Dow, Inc.	102		5,294
DuPont de Nemours, Inc. (h)	4,279		339,966
Huntsman Corporation	735		19,419
Ingevity Corporation (a)	19		1,248
International Flavors & Fragrances, Inc.	135		15,171
Linde plc (b)	1,020		250,308
The Mosaic Company	90		2,336
The Scotts Miracle-Gro Company (h)	131		29,005
The Sherwin-Williams Company	37		25,597
W.R. Grace and Company	7,156		415,191
			1,471,289
Commercial Services & Supplies - 0.49%
Clean Harbors, Inc. (a)	1,154		89,389
Waste Connections, Inc.	2,765		272,380
Waste Management, Inc.	2,740		305,017
			666,786
Communications Equipment - 1.09%
Applied Optoelectronics, Inc. (a)	3,064		33,735
Arista Networks, Inc. (a)	1,422		437,350
Calix, Inc. (a)	4,061		122,642
Ciena Corporation (a)	606		32,354
Cisco Systems, Inc.	37		1,649
CommScope Holding Company, Inc. (a)	24,359		357,834
F5 Networks, Inc. (a)(h)	1,101		215,741
Juniper Networks, Inc.	851		20,781
Lumentum Holdings, Inc. (b)	2,636		247,257
Nokia OYJ - ADR (b)	532		2,426
Telefonaktiebolaget LM Ericsson - ADR (b)	1,468		18,306
			1,490,075
Construction & Engineering - 0.01%
MasTec, Inc.	108		8,332

Construction Materials - 0.01%
Vulcan Materials Company	92		13,721

Consumer Discretionary, Retailing, Specialty Retail, Automotive Retail - 0.03%
Driven Brands Holdings, Inc. (b)	1,561		43,864

Consumer Finance - 0.26%
Capital One Financial Corporation	1,221		127,301
Encore Capital Group, Inc. (b)	998		29,641
OneMain Holdings, Inc.	1,332		62,018
Synchrony Financial	4,259		143,315
			362,275
Containers & Packaging - 0.09%
Avery Dennison Corporation	432		65,176
Berry Global Group, Inc. (a)	1,212		59,836
WestRock Company	76		3,149
			128,161
Distributors - 0.02%
Pool Corporation	61		21,605

Diversified Financial Services - 0.07%
Element Fleet Management Corporation (b)	9,819		91,222

Diversified Telecommunication Services - 0.11%
AT&T, Inc.	2,326		66,593
Verizon Communications, Inc.	1,431		78,347
			144,940
Electric Utilities - 0.11%
ALLETE, Inc.	22		1,382
NRG Energy, Inc.	25		1,035
PNM Resources, Inc.	3,115		151,140
			153,557
Electrical Equipment - 0.69%
AMETEK, Inc.	1,393		157,771
Eaton Corporation plc	359		42,254
Emerson Electric Company	374		29,677
Generac Holdings, Inc. (a)	18		4,436
nVent Electric plc (b)	311		6,960
Plug Power, Inc. (a)	78		4,927
Regal Beloit Corporation	230		28,860
Shoals Technologies Group, Inc., Class A (a)	1,604		54,424
Siemens Energy AG (a)(b)	6,301		233,832
Vertiv Holdings Company	19,155		385,399
			948,540
Electronic Equipment, Instruments & Components - 0.94%
908 Devices, Inc. (a)	407		22,430
Coherent, Inc. (a)	113		22,695
Corning, Inc.	1,661		59,580
Flex Ltd. - ADR (a)	15,076		265,941
FLIR Systems, Inc.	3,075		160,054
Hitachi Ltd. (b)	11,453		471,810
II-VI, Inc. (a)	442		37,159
SYNNEX Corporation	165		13,467
Velodyne Lidar, Inc. (a)	750		16,282
Vontier Corporation (a)	6,609		214,330
			1,283,748
Energy Equipment & Services - 0.53%
Baker Hughes Company	5,878		118,089
ChampionX Corporation (a)	12,553		191,935
Halliburton Company	106		1,869
Oceaneering International, Inc. (a)	7,873		66,527
ProPetro Holding Corporation (a)	4,352		34,772
Schlumberger Ltd. NV	7,355		163,355
TechnipFMC plc (b)	14,327		153,156
			729,703
Entertainment - 0.72%
Activision Blizzard, Inc.	3,405		309,855
Electronic Arts, Inc. (h)	21		3,007
Live Nation Entertainment, Inc. (a)	414		27,510
Netflix, Inc. (a)	428		227,863
Sciplay Corporation, Class A (a)	893		14,261
Take-Two Interactive Software, Inc. (a)	104		20,847
The Walt Disney Company (h)	1,136		191,041
World Wrestling Entertainment, Inc., Class A	1,606		90,466
Zynga, Inc., Class A (a)(h)	9,636		95,493
			980,343
Financials, Banks, Thrifts & Mortgage Finance, Thrifts & Mortgage Finance - 0.01%
Home Point Capital, Inc. (b)	767		8,682

Food & Staples Retailing - 0.19%
Alimentation Couche-Tard, Inc., Class B (b)	5,616		171,280
Koninklijke Ahold Delhaize NV (b)	2		57
Performance Food Group Company (a)	813		38,113
Sysco Corporation	627		44,837
			254,287
Food Products - 1.12%
Bunge Ltd. - ADR	11,561		756,552
The Hain Celestial Group, Inc. (a)	1,748		72,691
The Hershey Company	1,748		254,229
Hostess Brands, Inc. (a)	9,714		149,110
Kellogg Company	912		53,753
The Kraft Heinz Company	1,824		61,122
Lamb Weston Holdings, Inc.	1,168		87,250
Lancaster Colony Corporation	72		12,570
Mondelez International, Inc., Class A	822		45,572
Sanderson Farms, Inc.	357		48,620
			1,541,469
Health Care Equipment & Supplies - 0.64%
ABIOMED, Inc. (a)	181		63,033
Boston Scientific Corporation (a)	1,744		61,807
Cardiovascular Systems, Inc. (a)	163		7,333
Danaher Corporation	161		38,292
DENTSPLY SIRONA, Inc.	30		1,605
DexCom, Inc. (a)	257		96,336
Eargo, Inc. (a)	307		16,142
Edwards Lifesciences Corporation (a)	1,272		105,042
Envista Holdings Corporation (a)	2,179		77,442
Haemonetics Corporation (a)	80		9,143
Inari Medical, Inc. (a)	178		16,985
Intersect ENT, Inc. (a)	621		13,954
iRhythm Technologies, Inc. (a)	129		21,726
LivaNova plc (a)(b)	24		1,510
Outset Medical, Inc. (a)	124		6,427
Penumbra, Inc. (a)	16		4,177
Pulmonx Corporation (a)	1,341		76,062
Quidel Corporation (a)	15		3,765
Silk Road Medical, Inc. (a)	274		14,941
STAAR Surgical Company (a)	74		7,591
Tactile Systems Technology, Inc. (a)	150		8,182
Tandem Diabetes Care, Inc. (a)	163		15,102
Varian Medical Systems, Inc. (a)	998		175,219
ViewRay, Inc. (a)	152		675
Zimmer Biomet Holdings, Inc.	267		41,030
			883,521
Health Care Providers & Services - 0.13%
Amedisys, Inc. (a)	44		12,642
Centene Corporation (a)	149		8,985
Cigna Corporation	7		1,519
CVS Health Corporation	22		1,576
Guardant Health, Inc. (a)	31		4,820
Humana, Inc.	150		57,467
Oak Street Health, Inc. (a)	111		5,758
Option Care Health, Inc. (a)	613		11,328
The Pennant Group, Inc. (a)	8		430
Progyny, Inc. (a)	1,568		73,335
			177,860
Health Care Technology - 0.22%
American Well Corporation, Class A	45		1,593
Certara, Inc.	306		10,533
Change Healthcare, Inc.	7,298		174,130
iCAD, Inc.	306		4,648
Inovalon Holdings, Inc., Class A	2,761		67,368
Inspire Medical Systems, Inc.	82		16,524
Veeva Systems, Inc., Class A (a)	118		32,620
			307,416
Hotels, Restaurants & Leisure - 1.88%
Airbnb, Inc., Class A (a)	209		38,379
Aramark	5,472		187,635
Bloomin' Brands, Inc.	3,948		83,184
Boyd Gaming Corporation (a)	1,597		72,121
Caesars Entertainment, Inc. (a)	959		67,504
Carnival Corporation (a)	315		5,881
Cedar Fair LP (a)	5,529		221,713
Choice Hotels International, Inc. (a)	12		1,208
Darden Restaurants, Inc.	515		60,198
Dave & Buster's Entertainment, Inc. (a)	787		26,774
DraftKings, Inc., Class A (a)	2,023		109,465
Hilton Grand Vacations, Inc. (a)	738		21,933
Hilton Worldwide Holdings, Inc. (a)	2,664		270,103
International Game Technology plc (a)	3,395		54,693
Las Vegas Sands Corporation (a)(h)	1,633		78,531
Marriott International, Inc., Class A (a)	248		28,845
Marriott Vacations Worldwide Corporation (a)	1,479		181,562
McDonald's Corporation	966		200,773
Norwegian Cruise Line Holdings Ltd. (a)	2,450		55,492
Papa John's International, Inc.	296		30,275
Planet Fitness, Inc., Class A (a)	2,152		154,944
Restaurant Brands International, Inc. (b)	2,788		160,868
Royal Caribbean Cruises Ltd.	2,181		141,765
Scientific Games Corporation (a)	431		16,904
Starbucks Corporation	780		75,512
Wyndham Destinations, Inc.	2,265		100,204
Wyndham Hotels & Resorts, Inc.	397		23,093
Wynn Resorts Ltd. (a)	479		47,675
Yum China Holdings, Inc. (b)	1,102		62,494
			2,579,728
Household Durables - 0.09%
D.R. Horton, Inc.	861		66,125
Installed Building Products, Inc. (a)	206		21,616
KB Home	156		6,496
NVR, Inc. (a)	2		8,893
PulteGroup, Inc.	255		11,092
TopBuild Corporation (a)	70		13,996
			128,218
Household Products - 0.58%
Colgate-Palmolive Company	915		71,370
Energizer Holdings, Inc.	918		40,245
The Procter & Gamble Company	3,775		483,993
Spectrum Brands Holdings, Inc.	2,699		203,963
			799,571
Industrial Conglomerates - 0.04%
General Electric Company	1,850		19,758
Siemens AG - Reg (b)	242		37,495
			57,253
Insurance - 1.16%
Allianz SE (b)	878		198,436
The Allstate Corporation	16		1,715
American International Group, Inc.	41		1,535
Everest Re Group Ltd. - ADR (b)	6		1,266
The Hartford Financial Services Group, Inc.	34		1,633
International General Insurance Holdings Ltd. (b)	29,450		225,587
Lincoln National Corporation	36		1,638
MetLife, Inc.	37		1,782
NN Group NV (b)	1,115		46,441
Ping An Insurance Group Company of China Ltd. (b)	7,367		86,767
Principal Financial Group, Inc.	32		1,577
Sun Life Financial, Inc. (b)	1,141		52,734
Syncora Holdings Ltd.	2,808		885
Willis Towers Watson plc (b)	4,758		965,589
			1,587,585
Interactive Media & Services - 0.79%
Alphabet, Inc., Class A (a)	289		528,107
Alphabet, Inc., Class C (a)	34		62,415
Facebook, Inc., Class A (a)(h)	688		177,731
Match Group, Inc. (a)	144		20,140
Pinterest, Inc., Class A (a)	305		20,896
QuinStreet, Inc. (a)	8,515		180,263
Snap, Inc., Class A (a)	78		4,129
TripAdvisor, Inc. (a)	1,045		32,364
Yelp, Inc. (a)	41		1,336
Zillow Group, Inc., Class C (a)	472		61,577
			1,088,958
Internet & Direct Marketing Retail - 0.34%
Amazon.com, Inc. (a)	11		35,268
Booking Holdings, Inc. (a)	151		293,594
Expedia Group, Inc.	1,042		129,312
Overstock.com, Inc. (a)	28		2,173
			460,347
IT Services - 1.71%
Accenture plc, Class A (b)	1,423		344,252
Affirm Holdings, Inc. (a)	290		28,881
Akamai Technologies, Inc. (a)	1,023		113,584
Alliance Data Systems Corporation	16		1,082
BigCommerce Holdings, Inc. (a)	225		17,986
CACI International, Inc., Class A (a)	7		1,689
Concentrix Corporation (a)	1,168		124,883
Conduent, Inc. (a)	12,174		58,679
DXC Technology Company	5,446		153,577
Euronet Worldwide, Inc. (a)	345		43,111
Fastly, Inc., Class A (a)	175		19,136
Fiserv, Inc. (a)	1,176		120,763
Global Payments, Inc.	340		60,017
International Business Machines Corporation	12		1,429
KBR, Inc.	1,107		32,158
Leidos Holdings, Inc.	2,426		257,302
LiveRamp Holdings, Inc. (a)	2,436		184,430
MongoDB, Inc. (a)	183		67,639
Nexi SpA (a)(b)	1,735		30,781
Okta, Inc. (b)	201		52,061
Pagseguro Digital Ltd., Class A (a)(b)	1,402		68,628
PayPal Holdings, Inc. (b)	295		69,121
Sabre Corporation (a)	5,357		57,748
Shift4 Payments, Inc., Class A (a)	147		9,556
Shopify, Inc., Class A (a)(b)	71		78,000
Square, Inc., Class A (a)	402		86,816
Twilio, Inc., Class A (a)(h)	560		201,281
Visa, Inc., Class A	306		59,135
			2,343,725
Leisure Products - 0.00%
Brunswick Corporation	31		2,680
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127		202
			2,882
Life Sciences Tools & Services - 0.29%
Berkeley Lights, Inc. (a)	311		22,392
Fluidigm Corporation (a)	143		927
Illumina, Inc. (a)	4		1,706
NanoString Technologies, Inc. (a)	368		25,771
Pacific Biosciences of California, Inc. (a)	1,048		33,903
PPD, Inc. (a)	1,065		34,250
QIAGEN NV (a)(b)	3,648		197,539
Repligen Corporation (a)	316		63,200
Thermo Fisher Scientific, Inc.	47		23,956
			403,644
Machinery - 0.79%
AGCO Corporation	785		87,057
Allison Transmission Holdings, Inc.	66		2,686
Atlas Copco AB (b)	533		28,917
Caterpillar, Inc.	175		31,997
CNH Industrial NV (a)(b)	905		11,539
Crane Company	18		1,362
Cummins, Inc.	149		34,929
Deere & Company	529		152,775
Dover Corporation	319		37,160
The Greenbrier Companies, Inc.	1,350		48,843
Illinois Tool Works, Inc.	133		25,830
Ingersoll Rand, Inc. (a)	1,424		59,580
ITT, Inc.	871		65,072
Navistar International Corporation (a)	1,441		63,404
Oshkosh Corporation	649		59,442
PACCAR, Inc.	67		6,112
Parker-Hannifin Corporation	568		150,298
Pentair plc (b)	290		15,793
Rexnord Corporation	1,631		61,750
The Timken Company	1,769		133,843
			1,078,389
Media - 0.57%
Altice USA, Inc., Class A (a)	5,250		186,743
Charter Communications, Inc., Class A (a)	34		20,657
Comcast Corporation, Class A	62		3,073
comScore, Inc. (a)	92,557		295,257
Criteo SA - ADR (b)	954		17,744
Discovery, Inc., Class A (a)	1,160		48,047
DISH Network Corporation, Class A (a)	880		25,538
Fox Corporation, Class A	58		1,808
Gray Television, Inc. (a)	1,478		25,200
iHeartMedia, Inc., Class A (a)	3,400		49,436
Sinclair Broadcast Group, Inc., Class A	1,875		59,081
TEGNA, Inc.	3,265		52,338
			784,922
Metals & Mining - 0.70%
ArcelorMittal SA - ADR (b)	12,652		273,157
ERO Copper Corporation (a)(b)	559		8,162
Freeport-McMoRan, Inc. (a)(h)	21,723		584,566
Vale SA - ADR (b)	5,585		90,198
			956,083
Multiline Retail - 0.03%
Target Corporation	186		33,698

Oil, Gas & Consumable Fuels - 3.41%
Apache Corporation (h)	24,433		348,903
Chevron Corporation (h)	19		1,619
Cimarex Energy Company	8,221		346,762
ConocoPhillips	10,368		415,041
Devon Energy Corporation	22,128		364,227
Diamondback Energy, Inc.	4,098		232,316
EQT Corporation (a)	6,750		110,093
Exxon Mobil Corporation	11,749		526,825
Hess Corporation	35		1,889
Kinder Morgan, Inc.	124		1,746
Marathon Petroleum Corporation	363		15,667
Matador Resources Company (a)	23,747		362,854
Neste Oyj (b)	538		37,897
Northern Oil and Gas, Inc. (a)	29,465		300,543
Occidental Petroleum Corporation	18,050		362,083
Ovintiv, Inc.	19,819		312,347
PDC Energy, Inc. (a)(b)	15,457		335,571
Petroleo Brasileiro SA - ADR (b)	2,914		29,286
Phillips 66	27		1,831
Pioneer Natural Resources Company	3,051		368,879
Talos Energy, Inc. (a)	15,291		129,362
Valero Energy Corporation	1,361		76,801
The Williams Companies. Inc.	79		1,677
			4,684,219
Paper & Forest Products - 0.25%
Louisiana-Pacific Corporation	1,161		44,130
Norbord, Inc. - ADR (b)	6,810		293,715
			337,845
Personal Products - 0.18%
BellRing Brands, Inc., Class A (b)	2,677		62,267
Coty, Inc., Class A	171		1,089
e.l.f. Beauty, Inc.	2,305		50,157
The Estee Lauder Companies, Inc., Class A	425		100,576
Herbalife Nutrition Ltd. - ADR	685		34,908
			248,997
Pharmaceuticals - 0.57%
Aerie Pharmaceuticals, Inc. (a)	82		1,410
AstraZeneca plc - ADR (b)	545		27,577
Axsome Therapeutics, Inc. (a)	208		14,163
Bristol Myers-Squibb Company	2,070		127,160
Cara Therapeutics, Inc. (a)	641		11,987
Catalent, Inc. (a)	193		22,205
Clever Leaves Holdings, Inc. (a)(b)	451		4,014
Cresco Labs, Inc.	9,840		115,887
Curaleaf Holdings, Inc.	3,175		42,383
Elanco Animal Health, Inc. (b)	1,520		44,126
Eli Lilly & Company	159		33,067
Green Thumb Industries, Inc. (a)	4,404		127,628
Green Thumb Industries, Inc. CA	3,626		104,945
Harmony Biosciences Holdings, Inc. (a)	51		1,829
Horizon Therapeutics plc (a)	691		50,084
Intra-Cellular Therapies, Inc. (a)	393		12,635
Merck & Company, Inc.	201		15,491
Reata Pharmaceuticals, Inc., Class A (a)	46		4,765
Relmada Therapeutics, Inc. (a)	75		2,451
TherapeuticsMD, Inc. (a)	2,575		4,249
Viatris, Inc. (a)	101		1,716
Zogenix, Inc. (a)	446		8,456
			778,228
Professional Services - 0.31%
CoreLogic, Inc.	1,079		81,238
IHS Markit Ltd. (b)	3,877		337,609
Nielsen Holdings plc	73		1,630
			420,477
Real Estate Investment Trusts (REITs) - 8.79%
Acadia Realty Trust (a)	41,458		601,141
Agree Realty Corporation	4,859		307,089
Alexandria Real Estate Equities, Inc.	2,128		355,610
Americold Realty Trust	17,334		605,130
AvalonBay Communities, Inc.	1,098		179,710
Boston Properties, Inc.	2,346		214,119
Brixmor Property Group, Inc.	10,044		170,045
CareTrust REIT, Inc.	4,911		110,301
Cedar Realty Trust, Inc.	-		5
Columbia Property Trust, Inc.	10,756		146,282
Corporate Office Properties Trust	9,659		253,742
Equity LifeStyle Properties, Inc.	4,369		265,810
Equity Residential	7,121		438,938
Extra Space Storage, Inc.	3,231		367,655
First Industrial Realty Trust, Inc.	11,146		452,973
Highwoods Properties, Inc.	4,795		179,765
Host Hotels & Resorts, Inc. (a)	5,313		71,991
Invitation Homes, Inc.	5,768		170,041
Kilroy Realty Corporation	8,701		492,738
Medical Properties Trust, Inc.	26,167		552,385
Mid-America Apartment Communities, Inc.	3,401		451,483
Netstreit Corporation	19,115		329,351
Paramount Group, Inc.	8,183		72,747
Park Hotels & Resorts, Inc. (a)	594		9,908
Piedmont Office Realty Trust, Inc., Class A	42,351		651,358
Plymouth Industrial REIT, Inc.	10,782		157,848
QTS Realty Trust, Inc., Class A	1,426		92,833
Realty Income Corporation	7,630		450,628
RPT Realty (a)	51,956		480,593
Sabra Health Care REIT, Inc.	28,034		470,691
SITE Centers Corporation	24,954		276,740
Spirit Realty Capital, Inc.	13,475		519,596
STAG Industrial, Inc.	5,279		157,314
Sun Communities, Inc.	491		70,277
Terreno Realty Corporation	6,142		347,514
UDR, Inc.	4,702		180,792
Ventas, Inc.	8,558		394,267
VICI Properties, Inc.	4,628		116,996
Weingarten Realty Investors	19,898		447,904
Welltower, Inc.	6,968		422,261
Weyerhaeuser Company	744		23,205
			12,059,776
Real Estate Management & Development - 0.04%
Brookfield Property Partners LP	3,350		57,051
CBRE Group, Inc., Class A (a)	26		1,585
			58,636
Road & Rail - 1.34%
ArcBest Corporation	446		20,672
Avis Budget Group, Inc. (a)	3,058		126,418
Canadian National Railway Company (b)	899		90,952
CSX Corporation	3,425		293,711
Heartland Express, Inc.	514		9,648
J.B. Hunt Transport Services, Inc.	1,551		208,858
Kansas City Southern	99		20,064
Knight-Swift Transportation Holdings, Inc.	349		13,960
Landstar System, Inc.	152		21,189
Lyft, Inc., Class A (a)	2,677		119,019
Norfolk Southern Corporation	1,005		237,803
Old Dominion Freight Line, Inc.	1,573		305,162
Saia, Inc. (a)	133		23,508
Schneider National, Inc., Class B	304		6,384
TFI International, Inc. (b)	410		27,234
Uber Technologies, Inc. (a)(h)	574		29,234
Union Pacific Corporation	1,287		254,144
Werner Enterprises, Inc.	936		36,728
			1,844,688
Semiconductors & Semiconductor Equipment - 3.45%
Advanced Micro Devices, Inc. (a)(h)	2,803		240,049
Ambarella, Inc. - ADR	460		43,406
Applied Materials, Inc.	675		65,259
ASML Holding NV - ADR (b)	182		97,217
Broadcom, Inc.	249		112,174
Inphi Corporation (a)	353		59,519
Intel Corporation (h)	4,599		255,290
Lam Research Corporation	105		50,815
MACOM Technology Solutions Holdings, Inc. (a)	1,937		110,138
Marvell Technology Group Ltd.	4,125		212,272
Maxim Integrated Products, Inc. (a)	4,371		383,380
Microchip Technology, Inc.	1,150		156,526
Micron Technology, Inc. (a)(h)	8,086		632,891
NVIDIA Corporation	220		114,310
NXP Semiconductors NV (b)	2,243		359,934
ON Semiconductor Corporation (a)(h)	1,738		59,944
QUALCOMM, Inc.	3,379		528,070
Skyworks Solutions, Inc.	238		40,281
Synaptics, Inc. (a)	1,725		171,155
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)(h)	2,527		307,081
Texas Instruments, Inc.	253		41,920
Xilinx, Inc.	5,340		697,244
			4,738,875
Software - 4.81%
Adobe, Inc. (a)	630		289,025
Anaplan, Inc. (a)	240		16,008
Aspen Technology, Inc. (a)	298		39,902
Atlassian Corporation plc, Class A (a)(b)	477		110,249
Autodesk, Inc. (a)	273		75,738
Avalara, Inc. (a)	184		27,600
Avaya Holdings Corporation (a)	13,214		293,879
Bentley Systems, Inc., Class B	367		14,419
BlackBerry Ltd. (a)(b)	225		3,172
Cadence Design Systems, Inc. (a)	469		61,153
Cerence, Inc. (a)	222		24,844
Cloudera, Inc. (a)	1,243		18,981
Cloudflare, Inc., Class A (a)	317		24,301
CommVault Systems, Inc. (a)	1,650		103,587
Coupa Software, Inc. (a)	190		58,875
Crowdstrike Holdings, Inc., Class A (a)(h)	1,072		231,338
CyberArk Software Ltd. (a)(b)	223		35,736
The Descartes Systems Group, Inc. (a)(b)	256		15,631
DocuSign, Inc. (a)	167		38,893
Domo, Inc., Class B (a)	457		28,969
Elastic NV (a)	298		45,284
FireEye, Inc. (a)(h)	7,886		165,606
HubSpot, Inc. (a)	267		99,377
Lightspeed POS, Inc. (a)(b)	1,105		71,737
LivePerson, Inc. (a)	1,253		79,390
Manhattan Associates, Inc. (a)	638		72,241
Microsoft Corporation (h)	3,373		782,401
Nuance Communications, Inc. (a)	1,039		47,316
Oracle Corporation	6,780		409,715
Palo Alto Networks, Inc. (a)	1,228		430,721
PROS Holdings, Inc. (a)	1,105		46,565
Qualtrics International, Inc. (a)	276		12,144
RealPage, Inc. (a)	9,110		788,653
RingCentral, Inc., Class A (a)	332		123,809
SailPoint Technologies Holdings, Inc. (a)	792		43,806
salesforce.com, Inc. (a)	595		134,208
ServiceNow, Inc. (a)	299		162,405
Slack Technologies, Inc., Class A (a)	23,219		979,145
Smartsheet, Inc., Class A (a)	381		26,571
Splunk, Inc. (a)	472		77,894
Synopsys, Inc. (a)	257		65,651
Tenable Holdings, Inc. (a)	1,011		50,034
Tufin Software Technologies Ltd. (a)(b)	4,500		80,595
Varonis Systems, Inc. (a)	320		56,566
Verint Systems, Inc. (a)	594		43,855
Zendesk, Inc. (a)	828		119,431
Zscaler, Inc. (a)	378		75,487
			6,602,907
Special Purpose Acquisition Vehicles - 0.74%
Aequi Acquisition Corporation, Class A (a)	1,800		18,234
ALTABA INC ORD SHS ESCROW (a)(b)(g)	5,796		83,462
Apollo Strategic Growth Capital, Class A (a)	2,079		22,017
CM Life Sciences, Inc., Class A (a)	57,835		723,516
dMY Technology Group, Inc. II, Class A (a)	5,391		111,863
Landcadia Holdings III, Inc., Class A (a)	3,060		32,130
Oaktree Acquisition Corporation II, Class A (a)	1,101		11,627
Thoma Bravo Advantage, Class A (a)	1,493		17,826
			1,020,675
Specialty Retail - 0.49%
Asbury Automotive Group, Inc. (a)	70		9,983
AutoNation, Inc. (a)	25		1,782
Carvana Company (a)	150		39,178
Dick's Sporting Goods, Inc.	499		33,438
Gamestop Corporation, Class A (a)	4		1,300
The Gap, Inc.	1,004		20,331
The Home Depot, Inc. (h)	371		100,474
L Brands, Inc. (a)	2,124		86,574
Lithia Motors, Inc., Class A	228		72,659
Lowe's Companies, Inc.	1,800		300,330
Ross Stores, Inc. (a)	14		1,558
			667,607
Technology Hardware, Storage & Peripherals - 0.33%
3D Systems Corporation (a)	114		4,052
Apple, Inc. (h)	2,381		314,197
Dell Technologies, Inc., Class C (a)	298		21,721
Hewlett Packard Enterprise Company	3,217		39,698
NCR Corporation (a)	2,072		69,122
NetApp, Inc.	31		2,060
Western Digital Corporation (a)	37		2,088
			452,938
Textiles, Apparel & Luxury Goods - 0.04%
Columbia Sportswear Corporation (a)	15		1,312
NIKE, Inc., Class B (a)(h)	396		52,902
PVH Corporation (a)	21		1,790
Ralph Lauren Corporation (a)	19		1,920
Tapestry, Inc. (a)	61		1,929
Under Armour, Inc., Class A (a)	79		1,382
			61,235
Thrifts & Mortgage Finance - 0.15%
Flagstar Bancorporation, Inc.	2,366		101,383
New York Community Bancorporation, Inc.	10,344		108,198
			209,581
Tobacco - 0.03%
Altria Group, Inc.	37		1,520
Philip Morris International, Inc.	467		37,197
			38,717
Trading Companies & Distributors - 0.18%
AerCap Holdings NV (a)	3,408		130,322
Fortress Transportation and Infrastructure Investors LLC	1,566		34,609
United Rentals, Inc. (a)	269		65,370
WESCO International, Inc. (a)	195		14,841
			245,142
Water Utilities - 0.03%
Essential Utilities, Inc.	829		38,383

Wireless Communication Services - 0.01%
NII Holdings, Inc. (a)(g)	6,235		14,340

Wireless Telecommunication Services - 0.06%
T-Mobile U.S., Inc. (a)	626		78,926

Total Long Common Stocks
(Cost $66,635,907)			67,339,970

LONG CONTINGENT VALUE RIGHTS - 0.00%
A. Menarini Industrie Farmaceutiche Riunite Srl (a)(g)	523		157
Total Long Contingent Value Rights - 0.00%
(Cost $-)			157

LONG RIGHTS - 0.00%
Pan American Silver Corporation (b)	2,345		1,806
Total Long Rights
(Cost $1,387)			1,806

LONG WARRANTS - 0.06%
Aequi Acquisition Corporation, Class A (a)	600		894
Exercise Price: $27.00, 11/30/2027
CM Life Sciences, Inc., Class A (a)	20,433		63,750
Exercise Price: $25.00, 9/24/2027
International General Insurance Holdings Ltd. (a)(b)	29,450		19,143
Exercise Price: $25.00, 3/17/2025
Multiplan Corporation (a)	1,725		2,915
Exercise Price: $25.00, 10/8/2025
Valeritas Holdings, Inc. (a)(g)	1,688		-
Exercise Price: $12.00, 11/14/2023
Total Long Warrants			86,702
(Cost $67,866)

LONG EXCHANGE TRADED FUNDS - 38.51%
AdvisorShares Pure US Cannabis ETF	1,247		52,112
Amplify Online Retail ETF	135		16,735
ARK Innovation ETF	3		412
Energy Select Sector SPDR Fund	1,835		72,152
Health Care Select Sector SPDR Fund	179		20,590
Industrial Select Sector SPDR Fund	1,533		129,952
Invesco KBW Bank ETF	3,002		151,001
Invesco QQQ Trust Series 1 (h)	137		43,095
iShares 20+ Year Treasury Bond ETF	139		21,128
iShares Global Clean Energy ETF	1,807		53,849
iShares iBoxx $ High Yield Corporate Bond ETF (d)	297,309		25,856,964
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	188,600		25,574,160
iShares MSCI Brazil ETF	2,296		78,500
iShares MSCI China ETF	25		2,188
iShares MSCI Emerging Markets ETF	920		49,045
iShares Russell 2000 ETF	148		30,423
iShares U.S. Home Construction ETF	757		44,640
ProShares VIX Short-Term Futures ETF (a)	8,041		139,109
SPDR Gold Shares (a)	214		36,939
SPDR S&P 500 ETF Trust (h)	134		49,589
SPDR S&P Biotech ETF	9		1,376
SPDR S&P Homebuilders ETF	598		36,059
SPDR S&P Metals & Mining ETF	380		12,293
SPDR S&P Oil & Gas Exploration & Production ETF	679		43,673
United States Oil Fund LP (a)	4,186		147,263
Utilities Select Sector SPDR Fund	447		27,781
VanEck Vectors Semiconductor ETF	616		139,592
Total Long Exchange Traded Funds			52,830,620
(Cost $50,964,253)

LONG PREFERRED STOCKS - 0.27%
Volkswagen AG (b)	1,916		362,221
Total Long Preferred Stocks
(Cost $362,657)			362,221

PURCHASED OPTIONS - 0.14%	Contracts (c)	Notional Cost
Purchased Call Options (a) - 0.08%
Aerie Pharmaceuticals, Inc.
Expiration: March 2021, Exercise Price: $20.00	1	1,719	85
Alkermes plc (b)
Expiration: February 2021, Exercise Price: $23.00	1	2,099	75
American Airlines Group, Inc.
Expiration: February 2021, Exercise Price: $22.00	5	8,585	130
Apple, Inc. (h)
Expiration: February 2021, Exercise Price: $135.00	5	65,980	2,100
Expiration: February 2021, Exercise Price: $145.00	11	145,156	1,820
AVEO Pharmaceuticals, Inc.
Expiration: February 2021, Exercise Price: $9.00	1	793	35
Boston Scientific Corporation
Expiration: February 2021, Exercise Price: $34.00	1	3,544	204
Expiration: February 2021, Exercise Price: $38.00	1	3,544	27
Expiration: February 2021, Exercise Price: $39.00	1	3,544	42
Callaway Golf Company (h)
Expiration: March 2021, Exercise Price: $31.00	58	161,762	12,035
Cal-Maine Foods, Inc.
Expiration: February 2021, Exercise Price: $42.50	30	115,020	750
Chevron Corporation (h)
Expiration: March 2021, Exercise Price: $95.00	6	51,120	834
Facebook, Inc. (h)
Expiration: February 2021, Exercise Price: $275.00	4	103,332	1,770
FedEx Corporation (h)
Expiration: February 2021, Exercise Price: $250.00	2	47,068	755
Freeport-McMoRan, Inc. (h)
Expiration: February 2021, Exercise Price: $27.00	12	32,292	1,872
General Motors Company (h)
Expiration: February 2021, Exercise Price: $46.00	8	40,544	4,820
The Home Depot, Inc. (h)
Expiration: March 2021, Exercise Price: $280.00	4	108,328	3,310
Hormel Foods Corporation
Expiration: February 2021, Exercise Price: $50.00	10	46,860	550
Intel Corporation (h)
Expiration: February 2021, Exercise Price: $52.50	17	94,367	6,247
Expiration: February 2021, Exercise Price: $58.00	12	66,612	1,104
iShares Silver Trust (h)
Expiration: February 2021, Exercise Price: $25.50	3	7,497	444
The JM Smucker Company
Expiration: February 2021, Exercise Price: $135.00	11	128,051	523
Las Vegas Sands Corporation (h)
Expiration: April 2021, Exercise Price: $55.00	6	28,854	1,374
Microsoft Corporation (h)
Expiration: February 2021, Exercise Price: $220.00	2	46,392	2,965
Expiration: February 2021, Exercise Price: $235.00	12	278,352	6,600
NIKE, Inc. (h)
Expiration: March 2021, Exercise Price: $140.00	3	40,077	1,118
ON Semiconductor Corporation (h)
Expiration: April 2021, Exercise Price: $35.00	7	24,143	2,170
Peloton Interactive, Inc.
Expiration: February 2021, Exercise Price: $150.00	6	87,678	3,960
Rite Aid Corporation
Expiration: March 2021, Exercise Price: $30.00	78	205,062	24,453
Expiration: March 2021, Exercise Price: $40.00	10	26,290	1,525
Rush Street Interactive, Inc. (h)
Expiration: March 2021, Exercise Price: $22.50	3	5,451	555
SPDR Gold Shares
Expiration: February 2021, Exercise Price: $182.00	3	51,783	183
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2021, Exercise Price: $73.00	228	1,466,496	22,914
Walgreens Boots Alliance, Inc.
Expiration: March 2021, Exercise Price: $60.00	1	5,025	80
The Walt Disney Company (h)
Expiration: February 2021, Exercise Price: $185.00	8	134,536	1,764
Wells Fargo & Company (h)
Expiration: February 2021, Exercise Price: $35.00	12	35,856	150
Zynga, Inc. (h)
Expiration: March 2021, Exercise Price: $11.00	18	17,838	1,026
			110,369
Purchased Put Options (a) - 0.06%
AMC Networks, Inc. (h)
Expiration: March 2021, Exercise Price: $42.50	4	19,768	2,260
Biohaven Pharmaceutical Holding Company Ltd.
Expiration: February 2021, Exercise Price: $75.00	1	8,522	190
DuPont de Nemours, Inc. (h)
Expiration: February 2021, Exercise Price: $105.00	8	63,560	20,300
Electronic Arts, Inc. (h)
Expiration: February 2021, Exercise Price: $135.00	3	42,960	898
Expiration: March 2021, Exercise Price: $140.00	2	28,640	1,360
Invesco QQQ Trust Series 1 (h)
Expiration: February 2021, Exercise Price: $310.00	3	94,368	2,490
Penn National Gaming, Inc. (h)
Expiration: February 2021, Exercise Price: $85.00	2	20,744	470
S&P 500 Index
Expiration: March 2021, Exercise Price: $3,700.00	2	742,848	28,660
The Scotts Miracle-Gro Company (h)
Expiration: February 2021, Exercise Price: $200.00	3	66,423	885
SPDR S&P 500 ETF Trust (h)
Expiration: February 2021, Exercise Price: $374.00	13	481,091	14,333
Expiration: February 2021, Exercise Price: $370.00	8	296,056	8,764
SPDR S&P Retail ETF (h)
Expiration: February 2021, Exercise Price: $80.00	1	8,801	280
Expiration: February 2021, Exercise Price: $75.00	3	26,403	1,133
			82,023
Total Purchased Options
(Cost $230,087)			192,392

	Shares
LONG MONEY MARKET FUNDS - 10.98%
Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 0.01% (e)	15,066,267		15,066,267
Total Long Money Market Funds
(Cost $15,066,267)			15,066,267
Total Long Investments
(Cost $133,328,424) - 99.05%			135,880,135

SECURITIES SOLD SHORT (f) - (42.90)%
SHORT COMMON STOCKS - (29.39)%
Aerospace & Defense - (0.37)%
The Boeing Company	(1,482)		(287,790)
CAE, Inc. (b)	(435)		(9,828)
General Dynamics Corporation	(398)		(58,379)
Huntington Ingalls Industries, Inc.	(70)		(11,013)
L3Harris Technologies, Inc.	(172)		(29,500)
Teledyne Technologies, Inc.	(213)		(76,043)
Textron, Inc.	(731)		(33,085)
			(505,638)
Air Freight & Logistics - (0.22)%
Atlas Air Worldwide Holdings, Inc.	(1,125)		(58,298)
Deutsche Post AG (b)	(1,065)		(52,606)
Echo Global Logistics, Inc.	(152)		(4,002)
Expeditors International of Washington, Inc.	(458)		(41,000)
FedEx Corporation	(592)		(139,321)
United Parcel Service, Inc., Class B	(59)		(9,145)
			(304,372)
Airlines - (0.11)%
Alaska Air Group, Inc.	(760)		(37,111)
Delta Air Lines, Inc.	(1,837)		(69,733)
Ryanair Holdings plc - ADR (b)	(450)		(42,781)
			(149,625)
Auto Components - (0.03)%
Autoliv, Inc. (b)	(364)		(32,290)
Visteon Corporation	(76)		(9,688)
			(41,978)
Automobiles - (0.16)%
Ford Motor Company	(9,413)		(99,119)
General Motors Company	(800)		(40,544)
Tesla Motors, Inc.	(102)		(80,940)
			(220,603)
Banks - (2.05)%
Australia & New Zealand Banking Group Ltd. (b)	(2,713)		(48,845)
Bank of Hawaii Corporation	(478)		(37,375)
Bank OZK	(1,575)		(58,527)
BOK Financial Corporation	(873)		(64,480)
Citigroup, Inc.	(2,040)		(118,300)
Citizens Financial Group, Inc.	(5,398)		(196,703)
Columbia Banking System, Inc.	(1,189)		(45,800)
Comerica, Inc.	(2,356)		(134,763)
Cullen/Frost Bankers, Inc.	(1,291)		(119,082)
Erste Group Bank AG (b)	(7,875)		(240,496)
First Citizens BancShares, Inc., Class A	(4)		(2,384)
First Hawaiian, Inc.	(2,689)		(62,519)
FNB Corporation	(13,500)		(133,110)
Hancock Holding Company	(1,760)		(60,086)
Investors Bancorp, Inc.	(3,453)		(39,744)
JPMorgan Chase & Company	(869)		(111,814)
Mizuho Financial Group, Inc. (b)	(4,328)		(57,053)
National Bank of Canada (b)	(1,371)		(77,055)
People's United Financial, Inc.	(10,480)		(143,157)
The PNC Financial Services Group, Inc.	(612)		(87,834)
Popular, Inc. (b)	(696)		(39,498)
Regions Financial Corporation	(8,351)		(142,051)
Renasant Corporation	(1,125)		(39,825)
Royal Bank of Canada (b)	(896)		(72,521)
Simmons First National Corporation, Class A	(1,650)		(40,755)
South State Corporation	(1,055)		(73,576)
Swedbank AB, Class A (b)	(6,257)		(117,730)
Synovus Financial Corporation	(1,913)		(71,164)
Texas Capital Bancshares, Inc.	(1,303)		(78,467)
Truist Financial Corporation	(2,808)		(134,728)
UniCredit SpA (b)	(5,421)		(49,401)
Webster Financial Corporation	(2,489)		(116,361)
			(2,815,204)
Beverages - (0.43)%
Anheuser-Busch InBev SA/NV (b)	(3,841)		(241,110)
The Coca-Cola Company	(6,546)		(315,190)
Molson Coors Brewing Company, Class B	(680)		(34,109)
			(590,409)
Biotechnology - (0.08)%
Amgen, Inc.	(368)		(88,846)
Moderna, Inc.	(75)		(12,987)
Rhythm Pharmaceuticals, Inc.	(35)		(1,074)
			(102,907)
Building Products - (0.18)%
A.O. Smith Corporation	(985)		(53,485)
Armstrong World Industries, Inc.	(182)		(14,234)
The AZEK Company, Inc.	(375)		(14,959)
Builders FirstSource, Inc.	(1,391)		(53,206)
Johnson Controls International plc	(1,002)		(49,920)
Lennox International, Inc.	(19)		(5,234)
Masco Corporation	(843)		(45,783)
Owens Corning	(23)		(1,785)
Resideo Technologies, Inc.	(367)		(8,478)
			(247,084)
Capital Markets - (0.57)%
Azimut Holding SpA (b)	(1,475)		(30,993)
Credit Suisse Group AG - Reg (b)	(5,230)		(68,605)
Deutsche Bank AG - Reg (b)	(14,413)		(145,330)
EQT AB (b)	(352)		(10,999)
FactSet Research Systems, Inc.	(97)		(29,327)
Hong Kong Exchanges & Clearing Ltd. (b)	(1,152)		(73,650)
Morgan Stanley	(2,384)		(159,847)
S&P Global, Inc.	(569)		(180,373)
State Street Corporation	(1,187)		(83,090)
			(782,214)
Chemicals - (0.22)%
Albemarle Corporation	(106)		(17,242)
Chr Hansen Holding A/S (b)	(728)		(65,861)
Ecolab, Inc.	(147)		(30,063)
LyondellBasell Industries NV, Class A	(269)		(23,069)
PPG Industries, Inc.	(1,135)		(152,896)
Westlake Chemical Corporation	(105)		(8,028)
			(297,159)
Communications Equipment - (0.14)%
Ciena Corporation	(1,530)		(81,687)
Cisco Systems, Inc.	(2,308)		(102,891)
Lumentum Holdings, Inc.	(130)		(12,194)
			(196,772)
Construction & Engineering - (0.04)%
Jacobs Engineering Group, Inc.	(580)		(58,557)

Construction Materials - (0.02)%
Eagle Materials, Inc.	(17)		(1,871)
Martin Marietta Materials, Inc.	(70)		(20,119)
			(21,990)
Consumer Finance - (0.54)%
Ally Financial, Inc.	(2,149)		(81,318)
American Express Company	(763)		(88,706)
Credit Acceptance Corporation	(424)		(163,566)
Discover Financial Services	(1,148)		(95,904)
FirstCash, Inc.	(922)		(54,287)
PROG Holdings, Inc.	(2,831)		(133,567)
Santander Consumer USA Holdings, Inc.	(1,849)		(40,863)
Upstart Holdings, Inc.	(384)		(23,881)
World Acceptance Corporation	(417)		(59,806)
			(741,898)
Containers & Packaging - (0.05)%
Amcor plc (b)	(4,233)		(46,309)
Graphic Packaging Holding Company	(453)		(7,094)
Greif, Inc., Class A	(144)		(6,503)
Pactiv Evergreen, Inc.	(972)		(13,734)
			(73,640)
Distributors - (0.01)%
LKQ Corporation	(306)		(10,738)

Diversified Consumer Services - (0.05)%
Chegg, Inc.	(725)		(69,064)

Diversified Financial Services - (0.08)%
Exor NV (b)	(1,446)		(107,180)

Diversified Telecommunication Services - (0.26)%
AT&T, Inc.	(2,929)		(83,857)
Verizon Communications, Inc.	(4,972)		(272,217)
			(356,074)
Electric Utilities - (0.20)%
Evergy, Inc.	(5,047)		(271,175)

Electrical Equipment - (0.19)%
ABB Ltd. - Reg (b)	(3,520)		(103,827)
Acuity Brands, Inc.	(306)		(36,793)
Hubbell, Inc.	(150)		(23,340)
Rockwell Automation, Inc.	(340)		(84,500)
Sensata Technologies Holding plc - ADR	(308)		(16,786)
			(265,246)
Electronic Equipment, Instruments & Components - (0.17)%
II-VI, Inc.	(2,230)		(187,476)
SYNNEX Corporation	(633)		(51,665)
			(239,141)
Energy Equipment & Services - (0.47)%
Halliburton Company	(12,390)		(218,436)
Helmerich & Payne, Inc.	(5,541)		(134,535)
Nabors Industries Ltd.	(778)		(55,565)
NOV, Inc.	(12,080)		(149,550)
Tenaris SA - ADR	(5,930)		(91,678)
			(649,764)
Entertainment - (0.51)%
Electronic Arts, Inc.	(4,745)		(679,484)
Madison Square Garden Entertainment Corporation	(250)		(22,188)
			(701,672)
Food & Staples Retailing - (0.37)%
Costco Wholesale Corporation	(135)		(47,578)
The Kroger Company	(3,399)		(117,266)
United Natural Foods, Inc.	(4,712)		(127,601)
Wal-Mart Stores, Inc.	(1,531)		(215,090)
			(507,535)
Food Products - (1.85)%
Archer-Daniels-Midland Company	(4,872)		(243,649)
Beyond Meat, Inc.	(168)		(29,917)
Campbell Soup Company	(4,595)		(221,065)
Conagra Brands, Inc.	(9,432)		(326,347)
Flowers Foods, Inc.	(4,290)		(98,498)
General Mills, Inc.	(6,711)		(389,909)
Hormel Foods Corporation	(1,886)		(88,378)
The JM Smucker Company	(2,310)		(268,907)
Kellogg Company	(2,454)		(144,639)
The Kraft Heinz Company	(6,850)		(229,544)
McCormick & Company, Inc.	(462)		(41,367)
Mondelez International, Inc., Class A	(4,669)		(258,849)
Nomad Foods Ltd. (b)	(2,320)		(58,232)
TreeHouse Foods, Inc.	(2,146)		(90,626)
Tyson Foods, Inc., Class A	(685)		(44,052)
			(2,533,979)
Health Care Equipment & Supplies - (0.14)%
Baxter International, Inc.	(402)		(30,886)
Becton, Dickinson and Company	(179)		(46,860)
Medtronic plc (b)	(488)		(54,329)
Pulmonx Corporation	(504)		(28,587)
STERIS plc	(196)		(36,674)
			(197,336)
Health Care Providers & Services - (0.15)%
HCA Holdings, Inc.	(583)		(94,726)
Quest Diagnostics, Inc.	(295)		(38,099)
UnitedHealth Group, Inc.	(233)		(77,724)
			(210,549)
Health Care Technology - (0.28)%
Cerner Corporation	(3,142)		(251,706)
Teladoc Health, Inc.	(522)		(137,719)
			(389,425)
Hotels, Restaurants & Leisure - (0.60)%
Caesars Entertainment, Inc.	(100)		(7,039)
Carnival Corporation	(918)		(17,139)
Chipotle Mexican Grill, Inc.	(15)		(22,200)
Domino's Pizza, Inc.	(96)		(35,593)
Extended Stay America, Inc.	(1,530)		(22,460)
Hyatt Hotels Corporation, Class A	(266)		(17,466)
Marriott International, Inc., Class A	(909)		(105,726)
McDonald's Corporation	(1,313)		(272,894)
MGM Resorts International	(262)		(7,483)
Papa John's International, Inc.	(150)		(15,342)
Red Rock Resorts, Inc., Class A	(918)		(21,555)
Restaurant Brands International, Inc. (b)	(480)		(27,696)
Shake Shack, Inc., Class A	(370)		(41,965)
Six Flags Entertainment Corporation	(562)		(19,220)
Vail Resorts, Inc.	(46)		(12,234)
The Wendy's Company	(8,098)		(165,199)
Wyndham Hotels & Resorts, Inc.	(291)		(16,927)
			(828,138)
Household Durables - (0.11)%
Helen of Troy Ltd.	(174)		(42,500)
Leggett & Platt, Inc.	(468)		(19,188)
Lennar Corporation, Class A	(270)		(22,451)
Mohawk Industries, Inc.	(154)		(22,114)
Toll Brothers, Inc.	(485)		(24,784)
Whirlpool Corporation	(79)		(14,622)
			(145,659)
Household Products - (0.69)%
Church & Dwight Company, Inc.	(1,166)		(98,445)
The Clorox Company	(2,555)		(535,170)
Kimberly-Clark Corporation	(2,266)		(299,339)
Reynolds Consumer Products, Inc.	(435)		(13,050)
			(946,004)
Industrial Conglomerates - (0.49)%
3M Company	(3,358)		(589,866)
Honeywell International, Inc.	(116)		(22,663)
Roper Technologies, Inc.	(152)		(59,722)
			(672,251)
Insurance - (0.85)%
Aon plc, Class A	(4,713)		(957,210)
Assicurazioni Generali SpA (b)	(3,499)		(59,717)
Gjensidige Forsikring ASA (b)	(2,910)		(66,918)
Manulife Financial Corporation (b)	(2,936)		(53,060)
T&D Holdings, Inc. (b)	(2,004)		(23,354)
			(1,160,259)
Interactive Media & Services - (0.21)%
Facebook, Inc., Class A	(148)		(38,233)
Pinterest, Inc. , Class A	(152)		(10,414)
Snap, Inc., Class A	(97)		(5,135)
TripAdvisor, Inc.	(2,235)		(69,218)
Twitter, Inc.	(3,122)		(157,755)
			(280,755)
Internet & Direct Marketing Retail - (0.52)%
Amazon.com, Inc.	(13)		(41,681)
DoorDash, Inc., Class A	(122)		(23,579)
eBay, Inc.	(7,412)		(418,852)
Grubhub, Inc.	(1,186)		(89,270)
Wayfair, Inc., Class A	(489)		(133,164)
			(706,546)
IT Services - (0.65)%
Accenture plc, Class A (b)	(121)		(29,272)
Automatic Data Processing, Inc.	(720)		(118,886)
BigCommerce Holdings, Inc.	(195)		(15,588)
Booz Allen Hamilton Holding Corporation	(76)		(6,473)
FleetCor Technologies, Inc.	(283)		(68,698)
International Business Machines Corporation	(2,289)		(272,643)
Okta, Inc.	(611)		(158,255)
PayPal Holdings, Inc.	(143)		(33,506)
Snowflake, Inc., Class A	(164)		(44,682)
VeriSign, Inc.	(298)		(57,833)
The Western Union Company	(3,672)		(81,775)
			(887,611)
Leisure Products - (0.29)%
Callaway Golf Company	(5,760)		(160,646)
Peloton Interactive, Inc., Class A	(1,416)		(206,920)
Shimano, Inc. (b)	(152)		(35,640)
			(403,206)
Life Sciences Tools & Services - (0.06)%
Evotec SE (b)	(15)		(590)
Thermo Fisher Scientific, Inc.	(152)		(77,474)
			(78,064)
Machinery - (0.36)%
Allison Transmission Holdings, Inc.	(614)		(24,990)
Colfax Corporation	(362)		(13,437)
Cummins, Inc.	(234)		(54,854)
Flowserve Corporation	(109)		(3,876)
Fortive Corporation	(1,238)		(81,807)
IDEX Corporation	(251)		(46,734)
Illinois Tool Works, Inc.	(196)		(38,065)
Kennametal, Inc.	(211)		(7,993)
Otis Worldwide Corporation	(316)		(20,429)
PACCAR, Inc.	(750)		(68,415)
Stanley Black & Decker, Inc.	(92)		(15,961)
Terex Corporation	(427)		(15,270)
Trinity Industries, Inc.	(2,235)		(62,155)
Wabtec Corporation	(50)		(3,711)
Xylem, Inc.	(378)		(36,511)
			(494,208)
Marine - (0.15)%
AP Moller - Maersk A/S, Class B (b)	(23)		(47,246)
Kuehne + Nagel International AG - Reg (b)	(717)		(163,158)
			(210,404)
Media - (0.12)%
Charter Communications, Inc., Class A	(27)		(16,404)
Comcast Corporation, Class A	(697)		(34,550)
Fox Corporation, Class A	(1,858)		(57,932)
MSG Networks, Inc., Class A	(450)		(7,772)
Omnicom Group, Inc.	(427)		(26,636)
ViacomCBS, Inc., Class B	(409)		(19,837)
			(163,131)
Multiline Retail - (0.14)%
Big Lots, Inc.	(1,192)		(71,139)
Dollar General Corporation	(444)		(86,407)
Macy's, Inc.	(530)		(7,971)
Target Corporation	(168)		(30,437)
			(195,954)
Oil, Gas & Consumable Fuels - (2.87)%
BP plc - ADR (b)	(12,618)		(280,372)
Cabot Oil & Gas Corporation	(22,365)		(409,950)
Canadian Natural Resources Ltd. (b)	(4,682)		(105,720)
Cenovus Energy, Inc. (b)	(38,219)		(225,874)
Chevron Corporation	(3,767)		(320,948)
Comstock Resources, Inc.	(20,647)		(93,944)
Continental Resources, Inc.	(15,283)		(300,922)
Delek U.S. Holdings, Inc.	(2,297)		(43,092)
Diamondback Energy, Inc.	(2,552)		(144,673)
EOG Resources, Inc.	(7,720)		(393,411)
Exxon Mobil Corporation	(31)		(1,390)
Hess Corporation	(6,281)		(339,048)
Marathon Oil Corporation	(41,816)		(302,748)
Murphy Oil Corporation	(19,001)		(235,042)
QEP Resources, Inc.	(61)		(174)
Range Resources Corporation	(8,577)		(78,994)
Royal Dutch Shell plc, Class A - ADR (b)	(5,371)		(198,136)
SM Energy Company	(3,528)		(29,600)
Southwestern Energy Company	(28,010)		(105,598)
Suncor Energy, Inc. (b)	(13,168)		(220,301)
TOTAL SE - ADR (b)	(2,524)		(106,210)
			(3,936,147)
Paper & Forest Products - 0.00%
Norbord, Inc. (b)	(3)		(129)

Personal Products - (0.11)%
Beiersdorf AG (b)	(1,379)		(150,525)

Pharmaceuticals - (0.47)%
AstraZeneca plc - ADR (b)	(4,778)		(241,767)
Elanco Animal Health, Inc.	(9,283)		(269,485)
GlaxoSmithKline plc - ADR (b)	(148)		(5,513)
H Lundbeck A/S (b)	(72)		(2,562)
Novartis AG - ADR (b)	(344)		(31,122)
Pfizer, Inc.	(1,043)		(37,444)
Roche Holding AG - ADR (b)	(149)		(6,468)
Royalty Pharma plc, Class A	(147)		(6,910)
Zoetis, Inc.	(289)		(44,578)
			(645,849)
Real Estate Investment Trusts (REITs) - (7.22)%
American Assets Trust, Inc.	(2,892)		(79,906)
American Campus Communities, Inc.	(8,827)		(363,319)
American Homes 4 Rent, Class A	(16,749)		(506,322)
Brandywine Realty Trust	(41,540)		(456,940)
Camden Property Trust	(4,906)		(501,148)
Cousins Properties, Inc.	(6,243)		(196,904)
Douglas Emmett, Inc.	(12,521)		(346,957)
Duke Realty Corporation	(10,308)		(407,784)
EastGroup Properties, Inc.	(2,618)		(353,797)
Empire State Realty Trust, Inc., Class A	(10,615)		(104,664)
Essential Properties Realty Trust, Inc.	(12,210)		(254,212)
Essex Property Trust, Inc.	(971)		(232,661)
Four Corners Property Trust, Inc.	(9,963)		(262,625)
Gaming and Leisure Properties, Inc.	(451)		(18,550)
Healthcare Realty Trust, Inc.	(4,675)		(140,297)
Healthpeak Properties, Inc.	(17,271)		(512,085)
Host Hotels & Resorts, Inc.	(1,086)		(14,715)
Hudson Pacific Properties, Inc.	(10,240)		(240,026)
Kimco Realty Corporation	(4,774)		(78,819)
Kite Realty Group Trust	(24,199)		(385,732)
LTC Properties, Inc.	(6,667)		(257,613)
National Health Investors, Inc.	(6,820)		(442,209)
Omega Healthcare Investors, Inc.	(12,398)		(449,056)
Pebblebrook Hotel Trust	(300)		(5,514)
Physicians Realty Trust	(9,771)		(172,263)
Prologis, Inc.	(4,826)		(498,043)
Regency Centers Corporation	(7,577)		(357,483)
Retail Opportunity Investments Corporation	(25,999)		(366,326)
Retail Properties of America, Inc., Class A	(36,831)		(339,214)
Rexford Industrial Realty, Inc.	(6,405)		(313,461)
SL Green Realty Corporation	(2,888)		(194,861)
STORE Capital Corporation	(16,818)		(521,694)
Tanger Factory Outlet Centers, Inc.	(7,807)		(120,462)
Urban Edge Properties	(10,493)		(144,698)
Washington Real Estate Investment Trust	(12,133)		(266,198)
			(9,906,558)
Real Estate Management & Development - 0.00%
Realogy Holdings Corporation	(115)		(1,633)

Road & Rail - (0.25)%
Canadian Pacific Railway Ltd. (b)	(76)		(25,553)
Covenant Transportation Group, Inc.	(3,879)		(58,534)
Kansas City Southern	(57)		(11,552)
Knight-Swift Transportation Holdings, Inc.	(1,200)		(48,000)
Ryder System, Inc.	(1,043)		(65,281)
TFI International, Inc. (b)	(77)		(5,116)
Uber Technologies, Inc.	(2,540)		(129,362)
			(343,398)
Semiconductors & Semiconductor Equipment - (1.02)%
Advanced Micro Devices, Inc.	(5,287)		(452,779)
Analog Devices, Inc.	(2,735)		(402,948)
Applied Materials, Inc.	(622)		(60,135)
CREE, Inc.	(537)		(54,280)
Marvell Technology Group Ltd.	(122)		(6,278)
Microchip Technology, Inc.	(116)		(15,789)
NXP Semiconductors NV (b)	(200)		(32,094)
QUALCOMM, Inc.	(1,500)		(234,420)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	(119)		(14,461)
Texas Instruments, Inc.	(750)		(124,268)
			(1,397,452)
Software - (1.56)%
Alteryx, Inc., Class A	(37)		(4,664)
Ceridian HCM Holding, Inc.	(192)		(17,839)
Check Point Software Technologies Ltd. (b)	(152)		(19,416)
Citrix Systems, Inc.	(3,237)		(431,524)
Everbridge, Inc.	(63)		(8,375)
Intuit, Inc.	(333)		(120,290)
New Relic, Inc.	(1,941)		(145,924)
Oracle Corporation	(69)		(4,170)
Palo Alto Networks, Inc.	(600)		(210,450)
Paycom Software, Inc.	(44)		(16,709)
Paylocity Holding Corporation	(23)		(4,312)
salesforce.com, Inc.	(2,017)		(454,955)
SAP SE - ADR (b)	(459)		(57,926)
SolarWinds Corporation	(3,473)		(58,381)
The Trade Desk, Inc., Class A	(193)		(147,836)
Tyler Technologies, Inc.	(14)		(5,919)
VMware, Inc., Class A	(1,495)		(206,086)
Workday, Inc., Class A	(829)		(188,622)
Zoom Video Communications, Inc., Class A	(107)		(39,811)
			(2,143,209)
Special Purpose Acquisition Vehicles- (0.08)%
CM Life Sciences, Inc.	(1,050)		(14,164)
Driven Brands Holdings, Inc.	(452)		(12,701)
UWM Holdings Corporation	(7,908)		(78,368)
			(105,233)
Specialty Retail - (0.17)%
The Aaron's Company, Inc.	(570)		(9,656)
Best Buy Company, Inc.	(191)		(20,785)
Five Below, Inc.	(562)		(98,760)
Foot Locker, Inc.	(210)		(9,202)
Leslie's, Inc.	(2,214)		(63,320)
The TJX Companies, Inc.	(222)		(14,217)
Tractor Supply Company	(2)		(283)
Vroom, Inc.	(453)		(16,684)
			(232,907)
Technology Hardware, Storage & Peripherals - (0.03)%
Hewlett Packard Enterprise Company	(3,176)		(39,192)

Thrifts & Mortgage Finance - (0.05)%
PennyMac Financial Services, Inc.	(1,077)		(62,466)

Tobacco - (0.03)%
Altria Group, Inc.	(1,028)		(42,230)

Trading Companies & Distributors - (0.14)%
Fastenal Company	(3,504)		(159,747)
MSC Industrial Direct Company, Inc., Class A	(68)		(5,275)
W.W. Grainger, Inc.	(41)		(14,940)
Watsco, Inc.	(67)		(15,979)
			(195,941)
Wireless Telecommunication Services - (0.21)%
T-Mobile U.S., Inc.	(2,236)		(281,915)

Total Short Common Stocks
Proceeds $(40,188,356)			(40,315,902)

SHORT PREFERRED STOCKS - (0.12)%
Henkel AG & Company KGaA (b)	(1,583)		(163,954)
Total Short Preferred Stocks
Proceeds $(170,455)			(163,954)

SHORT EXCHANGE TRADED FUNDS - (13.39)%
Amplify Online Retail ETF	(134)		(16,611)
ARK Genomic Revolution ETF	(32)		(3,262)
ARK Innovation ETF	(396)		(54,426)
Communication Services Select Sector SPDR Fund	(3,283)		(219,567)
Consumer Discretionary Select Sector SPDR Fund	(966)		(156,502)
Consumer Staples Select Sector SPDR Fund	(11,969)		(767,093)
Energy Select Sector SPDR Fund	(1,083)		(42,584)
ETFMG Alternative Harvest ETF	(2,773)		(52,826)
ETFMG Prime Cyber Security ETF	(3,750)		(224,362)
Financial Select Sector SPDR Fund	(8,490)		(245,785)
Health Care Select Sector SPDR Fund	(3,580)		(411,807)
Industrial Select Sector SPDR Fund	(3,981)		(337,469)
Invesco QQQ Trust Series 1	(9,979)		(3,138,994)
Invesco S&P 500 Equal Weight ETF	(577)		(72,990)
Invesco S&P 500 Low Volatility ETF	(221)		(12,184)
iShares China Large-Cap ETF	(235)		(11,600)
iShares Cohen & Steers REIT ETF	(2,295)		(123,104)
iShares MSCI Eurozone ETF	(2,663)		(115,335)
iShares Nasdaq Biotechnology ETF	(626)		(100,561)
iShares North American Tech-Software ETF	(3,070)		(1,071,000)
iShares Russell 2000 ETF	(8,155)		(1,676,342)
iShares S&P 500 Value ETF	(25)		(3,149)
iShares Transportation Average ETF	(974)		(207,579)
iShares U.S. Home Construction ETF	(1,061)		(62,567)
iShares U.S. Medical Devices ETF	(74)		(24,674)
iShares U.S. Real Estate ETF	(7,246)		(617,939)
iShares U.S. Technology ETF	(9,133)		(783,429)
Material Select Sector SPDR	(70)		(4,945)
SPDR Dow Jones Industrial Average ETF Trust	(46)		(13,791)
SPDR EURO STOXX 50 ETF	(894)		(36,439)
SPDR S&P 500 ETF Trust	(11,445)		(4,235,451)
SPDR S&P Biotech ETF	(1,186)		(181,316)
SPDR S&P Metals & Mining ETF	(1,526)		(49,366)
SPDR S&P Regional Banking ETF	(3,766)		(204,757)
SPDR S&P Retail ETF	(8,106)		(713,409)
SPDR S&P Semiconductor ETF	(2,746)		(493,127)
United States Oil Fund LP	(109)		(3,835)
Utilities Select Sector SPDR Fund	(2,748)		(170,788)
VanEck Vectors Semiconductor ETF	(1,161)		(263,094)
Vanguard REIT ETF	(17,024)		(1,446,359)
Total Short Exchange Traded Funds			(18,370,418)
Proceeds $(18,317,762)

Total Securities Sold Short
Proceeds $(58,676,573) - (42.90)%			(58,850,274)
Total Investments
(Cost $74,651,851) - 56.15%			77,029,861
Other Assets In Excess Of Liabilities - 43.85% (c)			60,159,236
Net Assets - 100.00%			$137,189,097

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

(a) Non-income producing security.
(b) Foreign security.
(c) 100 shares per contract unless otherwise noted.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contracts, and futures contracts. The total value of assets committed as collateral as of January 31, 2021, is $51,431,124.

(e) The rate quoted is the annualized seven-day effective yield as of January 31, 2021.
(f) Securities sold short are not owned by the Fund and cannot produce income.
(g) Level 3 security.
(h) Held in connection with a written option contract, see Schedule of Written options for more details.

ADR - American Depository Receipt
CA - Canadian
ETF - Exchange Traded Fund
GDR - Global Depository Receipt
plc - Public Limited Company
Reg - Registered

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Long Common Stocks(1)	$65,267,431	$1,974,736	$97,803		$67,339,970
Long Exchange Traded Funds	52,830,620	-	-		52,830,620
Long Preferred Stocks	-	362,221	-		362,221
Long Contingent Value Rights	-	-	157		157
Long Rights	1,806	-	-		1,806
Long Warrants	86,702	-	-	(3)	86,702
Purchased Options	6,629	185,763	-		192,392
Long Short-Term Investments	15,066,267	-	-		15,066,267
Other Instruments
	$133,259,455	$2,522,720	$97,960		$135,880,135

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Short Common Stocks(1)	$(38,363,506)	$(1,952,396)	$-		$(40,315,902)
Short Exchange Traded Funds	(18,370,418)	-	-		(18,370,418)
Short Preferred Stocks	-	(163,954)	-		(163,954)
Other Instruments
Written Options	(3,108)	(109,838)	-		(112,946)
Futures Contracts(2)	-	(755,808)	-		(755,808)
Swap Contracts(2)	-	(224,074)	-		(224,074)
	$(56,737,032)	$(3,206,070)	$-		$(59,943,102)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and futures contracts contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.
(3) Value of Warrants less than $0.25.

For the period ended January 31, 2021, there were no transfers to Level 3 securities.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
January 31, 2021
	Contracts (a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Advanced Micro Devices, Inc.
Expiration: February 2021, Exercise Price: $100.00	(6)	$(51,384)		$(543)
Apple, Inc.
Expiration: February 2021, Exercise Price: $145.00	(5)	145,156		(827)
Expiration: February 2021, Exercise Price: $160.00	(11)	(145,156)		(522)
Chevron Corporation
Expiration: March 2021, Exercise Price: $105.00	(6)	(51,120)		(297)
Crowdstrike Holdings, Inc.
Expiration: February 2021, Exercise Price: $200.00	(5)	(107,900)		(10,912)
DuPont de Nemours, Inc.
Expiration: February 2021, Exercise Price: $105.00	(8)	(63,560)		(224)
F5 Networks, Inc.
Expiration: February 2021, Exercise Price: $205.00	(3)	(58,785)		(1,035)
Facebook, Inc.
Expiration: February 2021, Exercise Price: $295.00	(4)	(103,332)		(538)
FedEx Corporation
Expiration: February 2021, Exercise Price: $270.00	(2)	(47,068)		(234)
FireEye, Inc.
Expiration: February 2021, Exercise Price: $22.00	(53)	(111,300)		(6,970)
Expiration: February 2021, Exercise Price: $25.00	(38)	(79,800)		(2,299)
Freeport-McMoRan, Inc.
Expiration: February 2021, Exercise Price: $30.00	(12)	(32,292)		(666)
General Motors Company
Expiration: February 2021, Exercise Price: $50.00	(2)	(10,136)		(720)
Expiration: February 2021, Exercise Price: $55.00	(12)	(60,816)		(2,118)
The Home Depot, Inc.
Expiration: March 2021, Exercise Price: $300.00	(4)	(108,328)		(1,290)
Intel Corporation
Expiration: February 2021, Exercise Price: $57.50	(17)	(94,367)		(1,811)
iShares Silver Trust
Expiration: February 2021, Exercise Price: $30.00	(3)	(7,497)		(203)
Las Vegas Sands Corporation
Expiration: April 2021, Exercise Price: $65.00	(6)	(28,854)		(438)
S&P 500 Index
Expiration: March 2021, Exercise Price: $3,700.00	(2)	(742,848)		(28,880)
Micron Technology, Inc.
Expiration: February 2021, Exercise Price: $80.00	(4)	(31,308)		(1,120)
Microsoft Corporation
Expiration: February 2021, Exercise Price: $235.00	(2)	(46,392)		(1,100)
Expiration: February 2021, Exercise Price: $250.00	(12)	(278,352)		(1,764)
NIKE, Inc.
Expiration: March 2021, Exercise Price: $155.00	(3)	(40,077)		(294)
ON Semiconductor Corporation
Expiration: April 2021, Exercise Price: $40.00	(7)	(24,143)		(1,015)
Rush Street Interactive, Inc.
Expiration: March 2021, Exercise Price: $30.00	(3)	(5,451)		(300)
SPDR S&P Retail ETF
Expiration: February 2021, Exercise Price: $120.00	(3)	(26,403)		(900)
Twilio, Inc.
Expiration: February 2021, Exercise Price: $400.00	(1)	(35,943)		(1,065)
Uber Technologies, Inc.
Expiration: February 2021, Exercise Price: $60.00	(6)	(30,558)		(408)
The Walt Disney Company
Expiration: February 2021, Exercise Price: $195.00	(8)	(134,536)		(904)
Wells Fargo & Company
Expiration: February 2021, Exercise Price: $40.00	(12)	(35,856)		(42)
Zynga, Inc.
Expiration: March 2021, Exercise Price: $13.00	(18)	(17,838)		(414)
				(69,853)

WRITTEN PUT OPTIONS
AMC Networks, Inc.
Expiration: March 2021, Exercise Price: $32.50	(4)	(19,768)		(840)
Apache Corporation
Expiration: February 2021, Exercise Price: $13.00	(91)	(129,948)		(4,186)
Apple, Inc.
Expiration: February 2021, Exercise Price: $125.00	(15)	(197,940)		(4,313)
Callaway Golf Company
Expiration: March 2021, Exercise Price: $24.00	(58)	(161,762)		(6,670)
Electronic Arts, Inc.
Expiration: February 2021, Exercise Price: $120.00	(3)	(42,960)		(225)
Expiration: March 2021, Exercise Price: $125.00	(2)	(28,640)		(493)
Facebook, Inc.
Expiration: February 2021, Exercise Price: $250.00	(4)	(103,332)		(2,750)
FedEx Corporation
Expiration: February 2021, Exercise Price: $230.00	(2)	(47,068)		(1,375)
Freeport-McMoRan, Inc.
Expiration: February 2021, Exercise Price: $24.00	(12)	(32,292)		(642)
General Motors Company
Expiration: February 2021, Exercise Price: $41.00	(8)	(40,544)		(288)
Invesco QQQ Trust Series 1
Expiration: February 2021, Exercise Price: $290.00	(3)	(94,368)		(1,104)
Microsoft Corporation
Expiration: February 2021, Exercise Price: $205.00	(14)	(324,744)		(1,883)
NIKE, Inc.
Expiration: March 2021, Exercise Price: $115.00	(3)	(40,077)		(444)
Penn National Gaming, Inc.
Expiration: February 2021, Exercise Price: $70.00	(2)	(20,744)		(103)
The Scotts Miracle-Gro Company
Expiration: February 2021, Exercise Price: $220.00	(3)	(66,423)		(2,670)
SPDR S&P 500 ETF Trust
Expiration: February 2021, Exercise Price: $362.00	(13)	(481,091)		(9,321)
Expiration: February 2021, Exercise Price: $350.00	(8)	(296,056)		(4,624)
SPDR S&P Retail ETF
Expiration: February 2021, Exercise Price: $65.00	(3)	(26,403)		(252)
Taiwan Semiconductor Manufacturing Company Ltd. (b)
Expiration: February 2021, Exercise Price: $120.00	(2)	(24,304)		(910)
				(43,093)
TOTAL WRITTEN OPTIONS
(Premiums received $111,991)			$	(112,946)

(a) 100 shares per contract.
(b) Foreign security.
ETF - Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
January 31, 2021
Counterparty	Security	Maturity Date	Pay/Receive Total Return on Reference Entity	Fionancing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Upfront Payment	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Accor SA	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	12,859	$432,394	$-	$(29,065)
Morgan Stanley	AIB Group plc	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	38,079	67,711	-	(8,561)
Morgan Stanley	Airbus Group SE	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	3,773	379,404	-	(22,860)
Morgan Stanley	Banco Bilbao Vizcaya Argentaria SA	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	28,923	131,967	-	(5,654)
Morgan Stanley	Banco Santander SA	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	56,985	166,334	-	(23,861)
Morgan Stanley	Barclays plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	93,068	169,774	-	(16,683)
Morgan Stanley	Beazley plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	6,823	29,041	-	(4,790)
Morgan Stanley	BNP Paribas SA	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	4,040	193,741	-	(19,571)
Morgan Stanley	Cellnex Telecom SA	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	920	53,897	-	(1,530)
Morgan Stanley	Engie SA	12/30/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	12,497	193,944	-	(9,434)
Morgan Stanley	Flutter Entertainment plc	4/25/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	596	110,850	-	(11,507)
Morgan Stanley	Growth vs. Value Basket	1/30/2023	Pay	0.000% + FED(2)	Monthly	713	120,433	-	(7,987)
Morgan Stanley	Hargreaves Lansdown plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,298	30,241	-	(1,130)
Morgan Stanley	High Beta Cyclicals	3/22/2021	Pay	0.500% + FED(2)	Monthly	1,031	52,725	-	(2,499)
Morgan Stanley	High Short Interest Basket	3/22/2021	Pay	0.500% + FED(2)	Monthly	152	9,331	-	(568)
Morgan Stanley	InterContinental Hotels Group plc	2/1/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,481	91,240	-	(3,784)
Morgan Stanley	International Consolidated Airlines Group SA	2/1/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	37,407	72,688	-	(8,474)
Morgan Stanley	LVHM Moet Hennessy Louis Vuitton SE	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	213	128,779	-	(3,216)
Morgan Stanley	MSGWELVE Basket	3/22/2021	Pay	0.500% + FED(2)	Monthly	44	6,392	-	(501)
Morgan Stanley	MSWEJTRD Basket	9/8/2021	Pay	0.200% + 1 Month LIBOR(5)	Monthly	45,568	491,392	-	29,214
Morgan Stanley	Natixis	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	10,350	38,960	-	(1,601)
Morgan Stanley	Ocado Group plc	1/9/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	876	33,253	-	4,523
Morgan Stanley	Poste Italiane SpA	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	5,693	55,631	-	(2,267)
Morgan Stanley	Schneider SA	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	988	144,604	-	(5,735)
Morgan Stanley	Standard Chartered plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	42,380	256,427	-	(16,647)
Morgan Stanley	Stellantis NV	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	7,288	110,675	-	642
Morgan Stanley	Teleperformance SE	11/30/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	366	119,712	-	(4,523)
Morgan Stanley	The Morgan Stanley Cyclicals vs. Defensives Baskets	7/20/2021	Pay	0.850% Fixed Rate	Monthly	1,041	91,296	-	(1,872)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	2/8/2022	Pay	1.150% Fixed Rate	Monthly	149	20,952	-	1,771
Morgan Stanley	U.S. Quality Basket	2/8/2022	Pay	0.950% Fixed Rate	Monthly	1,219	102,798	-	(5,586)
Morgan Stanley	U.S. TMT Momentum Short Basket	4/13/2022	Pay	0.500% + FED(2)	Monthly	171	38,502	-	9,633
Morgan Stanley	U.S. Value Long Basket	4/13/2022	Pay	0.500% + FED(2)	Monthly	1,268	144,133	-	14,214
Morgan Stanley	U.S. Value Short Basket	4/13/2022	Pay	0.500% + FED(2)	Monthly	97	37,134	-	14,628
Morgan Stanley	Vacation Basket	4/8/2022	Pay	0.500% + FED(2)	Monthly	7,575	1,018,231	-	22,461
Morgan Stanley	Wizz Air Holdings plc	2/1/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	842	50,241	-	(408)
Morgan Stanley	Worldline SA	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	2,636	222,795	-	(18,588)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	ABN AMRO Bank	5/6/2022	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(17,208)	(179,721)	-	(2,394)
Morgan Stanley	Admiral Group plc	5/6/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(902)	(35,548)	-	872
Morgan Stanley	Aviva plc	5/6/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(9,287)	(42,479)	-	1,043
Morgan Stanley	AXA SA	5/6/2022	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(5,231)	(115,889)	-	6,866
Morgan Stanley	Banco de Sabadell SA	5/6/2022	Pay	(0.650)% + 1 DAY EONIA(3)	Monthly	(56,240)	(24,672)	-	–
Morgan Stanley	Bank of Ireland Group plc	5/6/2022	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(17,397)	(64,628)	-	6,140
Morgan Stanley	CaixaBank SA	5/6/2022	Pay	(0.650)% + 1 Day EONIA(3)	Monthly	(47,832)	(120,704)	-	228
Morgan Stanley	Communications Equipment Basket	6/30/2022	Pay	(0.400)% + FED(2)	Monthly	(2,181)	(118,712)	-	(21,286)
Morgan Stanley	Dassault Systems SE	11/29/2021	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(851)	(169,879)	-	588
Morgan Stanley	Euro Growth vs. Value Basket	9/26/2022	Pay	(1.050)% Fixed Rate	Monthly	(218)	(43,606)	-	(884)
Morgan Stanley	Green Recovery Basket	6/21/2022	Pay	(0.450)% + 1 Day EONIA(3)	Monthly	(233)	(39,555)	-	274
Morgan Stanley	Growth vs. Value Basket	2/2/2022	Pay	(0.000)% + FED(2)	Monthly	(3,636)	(614,157)	-	5,130
Morgan Stanley	High Short Interest Basket	11/23/2022	Pay	(0.350)% + FED(2)	Monthly	(825)	(50,647)	-	971
Morgan Stanley	Hitachi Ltd.	9/8/2021	Pay	(0.400)% + TONAR(4)	Monthly	(37,674)	(393,213)	-	(25,360)
Morgan Stanley	HSBC Holdings plc	5/6/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(68,636)	(359,144)	-	13,912
Morgan Stanley	Infotech Basket	6/30/2022	Pay	(0.450)% + FED(2)	Monthly	(948)	(182,158)	-	9,013
Morgan Stanley	Kering SA	11/29/2021	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(199)	(130,610)	-	3,286
Morgan Stanley	Man Group plc	1/9/2023	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(14,400)	(28,747)	-	861
Morgan Stanley	Mapfre SA	5/6/2022	Receive	(0.650)% + 1 Day EONIA(3)	Monthly	(38,792)	(71,192)	-	5,798
Morgan Stanley	Media Basket	6/30/2022	Pay	(0.400)% + FED(2)	Monthly	(702)	(57,150)	-	(5,163)
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	4/1/2022	Pay	(0.700)% + FED(2)	Monthly	(2,268)	(517,009)	-	(24,648)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	4/1/2022	Pay	(0.400)% + FED(2)	Monthly	(381)	(97,207)	-	(16,470)
Morgan Stanley	The Morgan Stanley U.S. Quality Long Basket	11/30/2022	Pay	(0.350)% + FED(2)	Monthly	(3,180)	(609,034)	-	(1,137)
Morgan Stanley	MSGWNPTC Basket	11/23/2022	Pay	(0.500)% + FED(2)	Monthly	(834)	(81,107)	-	2,432

Morgan Stanley	MSHDGVW4 Basket	2/9/2022	Pay	(0.450)% + 1 Day EONIA(3)	Monthly	(1,088)	(262,919)	-	(21,209)
Morgan Stanley	MSWI0001 Basket	2/9/2022	Pay	(0.450)% + 1 Day EONIA(3)	Monthly	(5,696)	(700,776)	-	5,430
Morgan Stanley	NatWest Group plc	5/6/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(73,129)	(146,818)	-	11,994
Morgan Stanley	Playtech plc	4/25/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(2,975)	(18,884)	-	(1,305)
Morgan Stanley	Royal Mail plc	2/1/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(8,880)	(49,057)	-	1,914
Morgan Stanley	SAAS Basket	2/8/2022	Pay	(0.300)% + FED(2)	Monthly	(885)	(561,382)	-	15,518
Morgan Stanley	Schroders plc	5/6/2022	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(592)	(27,607)	-	(3,846)
Morgan Stanley	Software Basket	6/30/2022	Pay	(0.400)% + FED(2)	Monthly	(2,983)	(626,758)	-	(41,736)
Morgan Stanley	Stay at Home Basket	11/23/2022	Pay	(0.200)% + FED(2)	Monthly	(768)	(146,304)	-	(5,894)
Morgan Stanley	SX7P Basket	6/21/2022	Pay	(0.450)% + 1 Day EONIA(3)	Monthly	(474)	(61,004)	-	–
Morgan Stanley	The Morgan Stanley U.S. Reflationary Pro-Cyclical Basket	11/23/2022	Pay	(0.350)% + FED(2)	Monthly	(228)	(26,286)	-	1,410
Morgan Stanley	U.S. Quality Basket	7/19/2022	Pay	(0.800)% Fixed Rate	Monthly	(126)	(10,626)	-	1,923
Morgan Stanley	U.S. Value Short Basket	4/1/2022	Pay	(0.550)% + FED(2)	Monthly	(414)	(158,491)	-	(6,529)
									$(224,074)

(1) Sterling OverNight Index Average
(2) Federal Funds Rate
(3) Euro OverNIght Index Average
(4) Bank of Japan Estimate Unsecured Overnight Call Rate

plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
January 31, 2021

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value and Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
3/19/2021	E-Mini Russell 2000	16	$1,654,560	$79,890
3/19/2021	E-Mini S&P 500	80	14,820,800	48,048
3/19/2021	E-Mini S&P MidCap 400	36	8,408,520	191,109
3/22/2021	CBT 10-Year U.S. Treasury Bond	198	21,722,031	(130,744)
3/22/2021	CBT Long Term U.S. Treasury Bond	16	2,358,553	(63,014)
3/22/2021	CBT Ultra Long Term U.S. Treasury Bond	115	14,339,834	(881,097)
			$63,304,298	$(755,808)